Related Party Transactions and Balance	12 Months Ended
Dec. 31, 2024
Related Party Transactions and Balance [Abstract]
Related party transactions and balance
21.	Related party transactions and balance

In 2022, 2023 and 2024, the Company entered into outsourcing service agreements with STDC. The outsourcing service expenses provided by STDC for the Company is RMB1,526, RMB3,974 and RMB5,178 for the years ended December 31, 2022, 2023 and 2024, respectively. In 2022, 2023 and 2024, the Company entered into promotion service agreements with STDC, under which the promotion service expenses provided by the Company for STDC is RMB1,415, RMB963 and nil for the years ended December 31, 2022, 2023 and 2024. The prepayment balance is RMB1,125 and nil as for December 31, 2023 and 2024. The other current liabilities balance is nil and RMB813 as of December 31, 2023 and 2024.

For the years ended December 31, 2024, the Company received RMB9,112 from CEO, Mr. Wen, which used for operations of the company. The other current liabilities balance due to CEO are nil and RMB9,112 as of December 31, 2023 and 2024, respectively.

On November 22, 2023, the company received RMB1,500 from COO Mr. Hui Yuan’s spouse as loan with an interest rate of 3.45% for one year. The loan payable balance due to Mr. Hui Yuan’s spouse is RMB1,500 and RMB1,000 as of December 31, 2023 and 2024, respectively.